Cover	Oct. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2021
Entity File Number	0-14443
Entity Registrant Name	INTERNATIONAL BALER CORPORATION
Entity Central Index Key	0000781902
Entity Tax Identification Number	13-2842053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5400 Rio Grande Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32254
City Area Code	(904)
Local Phone Number	358-3812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	None
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable